Common Stock and Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Common Stock and Earnings (Loss) Per Common Share [Abstract]
Reconciliation of numerators and denominators of basic and diluted earnings per common share computation
Earnings (loss) per common share is computed using the weighted average outstanding shares for the years ended December 31. Outstanding stock options (Note 16) have a dilutive effect on earnings per share, which is determined using the treasury stock method. For 2012 and 2011, the impact of conversions of outstanding stock options were anti-dilutive. The following is a reconciliation of the numerators and the denominators of the basic and diluted earnings per common share computation:

	2012	2011

Income (loss) available to common stockholders	$2,022	$(6,517)
Weighted average shares outstanding	5,011	5,011
Shares outstanding including assumed conversion	5,011	5,011
Basic earnings (loss) per share	$0.40	$(1.30)
Fully diluted earnings (loss) per share	$0.40	$(1.30)